ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2023
ACCRUED LIABILITIES
ACCRUED LIABILITIES

NOTE 9 - ACCRUED LIABILITIES

Accrued liabilities consisted of the following:

	(in thousands)
	June 30, 2023	December 31, 2022

Tax Liabilities	$2,663	$1,018
Accrued Payroll and Benefits	602	628
Accrued Interest	1,053	2,113
Other Accrued Expenses	1,290	665
Total Accrued Liabilities	$5,608	$4,424